Fair Value Quantitative And Qualitative Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Fair Value Measurement of Asset and Liability
The following tables show the hierarchy in the Bank’s financial asset and liability at fair value measurement, as of December 31, 2025 and 2024:
Categories of financial assets and liabilities as of December
 31, 2025

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial assets
Cash and deposits in banks
Cash	543,467,076
Financial institutions	3,800,894,536
Other	98,565
Debt securities at fair value through profit or loss			991,076,505	966,615,963	19,018,687	5,441,855
Derivative financial instruments			7,946,097	2,820,142	5,125,955
Repo transactions
BCRA	181,151,259
Other financial assets	688,787,245		27,720,635	27,219,393		501,242
Loans and other financing
To the non-financial public sector	228,426,524
Other financial entities	117,642,574
To the non-financial private sector and foreign residents
Overdrafts	1,553,275,809
Documents	1,775,409,879
Mortgage loans	923,661,354
Pledge loans	292,686,216
Personal loans	2,344,610,608
Credit cards	1,839,222,308
Financial leases	13,319,286
Other (1)	1,620,060,465
Other debt securities	4,297,661,559	118,166,384		118,166,384
Financial assets delivered as guarantee	347,199,993
Equity instruments at fair value through profit or loss			30,235,591	26,317,727		3,917,864

TOTAL FINANCIAL ASSETS	20,567,575,256	118,166,384	1,056,978,828	1,141,139,609	24,144,642	9,860,961

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial liabilities
Deposits
From the non-financial public sector	638,862,157
From the financial sector	18,619,134
From the non-financial private sector and foreign residents
Checking accounts	1,404,032,659
Savings accounts	4,761,733,882
Time deposits and investment accounts	6,716,971,910
Other	150,418,032
Liabilities at fair value through profit or loss			14,716,259	14,716,259
Derivative financial instruments			498,729	44,872	453,857
Other financial liabilities	1,788,639,060
Financing received from the BCRA and other financial institutions	153,243,154
Issued corporate bonds	757,584,577
Subordinated corporate bonds	588,032,164

TOTAL FINANCIAL LIABILITIES	16,978,136,729		15,214,988	14,761,131	453,857

Categories of financial assets and liabilities as of December
 31, 2024

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial assets
Cash and deposits in banks
Cash	547,320,305
Financial institutions	2,920,102,179
Other	72,079,186
Debt securities at fair value through profit or loss			1,108,947,379	1,056,028,292	48,467,983	4,451,104
Derivative financial instruments			25,367,561	44,058	25,323,503
Other financial assets	660,347,758		60,727,886	60,484,316		243,570
Loans and other financing
To the non-financial public sector	91,976,125
Other financial entities	83,049,911
To the non-financial private sector and foreign residents
Overdrafts	711,856,189
Documents	1,343,427,829
Mortgage loans	663,100,432
Pledge loans	161,301,251
Personal loans	1,517,026,799
Credit cards	1,813,482,603
Financial leases	21,638,154
Other (1)	1,225,153,614
Other debt securities	3,534,932,430	577,109,328		577,109,328
Financial assets delivered as guarantee	323,811,812		1,239,438	1,239,438
Equity instruments at fair value through profit or loss			11,472,381	2,800,167		8,672,214

TOTAL FINANCIAL ASSETS	15,690,606,577	577,109,328	1,207,754,645	1,697,705,599	73,791,486	13,366,888

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
			Obligatory measurement	Level 1	Level 2	Level 3
Financial liabilities
Deposits
From the non-financial public sector	846,779,800
From the financial sector	15,815,880
From the non-financial private sector and foreign residents
Checking accounts	1,355,933,682
Savings accounts	5,207,769,962
Time deposits and investment accounts	2,696,246,480
Other	957,419,396
Liabilities at fair value through profit or loss			9,449,740	9,449,740
Derivative financial instruments			1,738,552	122,312	1,616,240
Repo transactions
Other financial entities	24,937,296
Other financial liabilities	1,357,419,552
Financing received from the BCRA and other financial institutions	57,187,788
Issued corporate bonds	19,455,743
Subordinated corporate bonds	549,446,878

TOTAL FINANCIAL LIABILITIES	13,088,412,457		11,188,292	9,572,052	1,616,240

Summary of Financial Assets and Liabilities Recognized at Fair Value using the Valuation Technique
Below is the reconciliation between the amounts at the beginning and at the end of the fiscal year of the financial assets recognized at fair value categorized as level 3:

Reconciliation	As of December 31, 2025
	Debt instruments	Other financial assets	Equity instruments at fair value through profit or loss
Amount at the beginning of the fiscal year	4,451,104	243,570	8,672,214
Transfers from level 3			(5,503,926)
Profit and loss	5,452,251	135,466	2,056,594
Recognition and derecognition	(1,789,718)	250,517	(4,926)
Monetary effect	(2,671,782)	(128,311)	(1,302,092)

Amount at the end of the fiscal year	5,441,855	501,242	3,917,864

Reconciliation	As of December 31, 2024
	Debt instruments	Other financial assets	Equity instruments at fair value through profit or loss
Amount at the beginning of the fiscal year	20,098	181,623	5,952,268
Profit and loss	682,712	(283,032)	7,112,823
Recognition and derecognition	4,225,811	594,069	10,850
Monetary effect	(477,517)	(249,090)	(4,403,727)

Amount at the end of the fiscal year	4,451,104	243,570	8,672,214

Summary of Comparison between Fair Value and the Carrying Amount of Financial Instruments
The following table shows a comparison between the fair value and the carrying amount of financial instruments not measured at fair value as of December 31, 2025 and 2024:

Composition	12/31/2025
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in banks	4,344,460,177	4,344,460,177			4,344,460,177
Repo transactions	181,151,259	181,151,259			181,151,259
Other financial assets	688,787,245	688,787,245			688,787,245
Loans and other financing (1)	10,708,315,023			10,123,455,967	10,123,455,967
Other debt securities (1)	4,297,661,559	4,218,626,167	39,065,674		4,257,691,841
Financial assets delivered as guarantee	347,199,993	347,199,993			347,199,993

Total	20,567,575,256	9,780,224,841	39,065,674	10,123,455,967	19,942,746,482

Financial liabilities
Deposits	13,690,637,774	6,561,498,210		7,144,704,201	13,706,202,411
Other financial liabilities	1,788,639,060	1,735,213,064	56,254,687		1,791,467,751
Financing received from the BCRA and other financial institutions	153,243,154	71,807,227	81,435,927		153,243,154
Issued corporate bonds	757,584,577		773,651,325		773,651,325
Subordinated corporate bonds	588,032,164		576,795,368		576,795,368

Total	16,978,136,729	8,368,518,501	1,488,137,307	7,144,704,201	17,001,360,009

(1)	The Bank’s Management has not identified additional impairment indicators for its financial assets as a result of differences in their fair value.

Composition	12/31/2024
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in banks	3,539,501,670	3,539,501,670			3,539,501,670
Other financial assets	660,347,758	660,347,758			660,347,758
Loans and other financing (1)	7,632,012,907			7,146,014,899	7,146,014,899
Other debt securities (1)	3,534,932,430	3,249,515,150	80,871,148		3,330,386,298
Financial assets delivered as guarantee	323,811,812	323,818,350			323,818,350

Total	15,690,606,577	7,773,182,928	80,871,148	7,146,014,899	15,000,068,975

Financial liabilities
Deposits	11,079,965,200	7,291,577,683		3,810,168,311	11,101,745,994
Repo transactions	24,937,296	24,937,296			24,937,296
Other financial liabilities	1,357,419,552	1,326,792,133	36,567,117		1,363,359,250
Financing received from the BCRA and other financial institutions	57,187,788	54,688,227	2,499,561		57,187,788
Issued corporate bonds	19,455,743		19,455,743		19,455,743
Subordinated corporate bonds	549,446,878		529,385,478		529,385,478

Total	13,088,412,457	8,697,995,339	587,907,899	3,810,168,311	13,096,071,549

(1)	The Bank’s Management has not identified additional impairment indicators for its financial assets as a result of differences in their fair value.